GENERAL (Tables)	12 Months Ended
Dec. 31, 2014
TransPharma Medical Ltd. [Member]
Business Acquisition [Line Items]
Acquisition Date Fair Value Of Consideration Transferred
Fair value

Property and equipment	$59
Technology	2,407
Goodwill	1,185

Assets acquired	$3,651

Ultrashape Ltd. [Member]
Business Acquisition [Line Items]
Schedule Of Fair Value Of Assets Acquired And Liabilities Assumed
Fair value

Cash	$837
Current assets	1,241
Property and equipment	710
Developed technology (1)	5,617
Customer relationship (2)	1,843

Total identifiable assets acquired	10,248

Current liabilities	(3,767)
Accrued severance pay	(26)

Total liabilities assumed	(3,793)

Net identifiable assets assumed	6,455
Goodwill	5,545

Net assets acquired	$12,000

CT [Member]
Business Acquisition [Line Items]
Schedule Of Fair Value Of Assets Acquired And Liabilities Assumed
Assets (liabilities) acquired:
Cash	$279
Current assets	1,875
Property and equipment	34
Other	69
Core technology (1)	2,400
Customer relationship (2)	4,150
Trade name (3)	630

Total identifiable assets acquired	9,437

Current liabilities	(1,831)
Deferred tax liability, net	(1,916)
Other liabilities	(58)

Total liabilities assumed	(3,805)

Net identifiable assets assumed	5,632
Goodwill (4)	5,437

Net assets acquired	$11,069
(1)
Core technologies represent a combination of Cooltouch processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized using the straight line method over six years.

(2)
Customer relationships represent the underlying relationships and agreements with Cooltouch's installed customer base and are amortized using the method that will reflect the useful lives of such assets, which are estimated over six years.

(3)	The trade name will be amortized using a method that will reflect the useful lives of such assets, which are estimated at six years.

(4)	The goodwill is primarily attributable to expected synergies resulting from the acquisition.

Acquisition Date Fair Value Of Consideration Transferred
Fair value
Purchase price:
Cash	10,969
Contingent consideration (1)	100
$11,069